Unaudited Interim Condensed Consolidated Statements of Shareholders' Equity (USD $)	Total	Class A Shares	Additional Paid-in Capital	Accumulated Other Comprehensive (Loss) / Income	Accumulated Deficit
Balance at Dec. 31, 2012	$ 215,520,513	$ 11,001	$ 460,094,256	$ (627,104)	$ (243,957,640)
Shares issued, beginning balance at Dec. 31, 2012		11,001,403
Issuance of Class A common shares	(23,529)	98	(23,627)
Issuance of Class A common shares (number of shares)		98,039
Issuance of non-vested Class A common share awards		222	(222)
Issuance of non-vested Class A common share awards (number of shares)		222,000
Share based compensation	671,955		671,955
Net Loss	(3,494,070)				(3,494,070)
Other comprehensive income	654,134			654,134
Balance at Jun. 30, 2013	213,329,003	11,321	460,742,362	27,030	(247,451,710)
Shares issued, ending balance at Jun. 30, 2013		11,321,442
Balance at Dec. 31, 2013	232,650,777	17,669	493,803,591	(259,811)	(260,910,672)
Shares issued, beginning balance at Dec. 31, 2013		17,669,442
Issuance of Class A common shares	39,741,152	6,921	39,734,231
Issuance of Class A common shares (number of shares)		6,920,700
Cancellation of Class A common shares	(170,461)	(30)	(170,431)
Cancellation of Class A common shares (number of shares)		(30,000)
Issuance of non-vested Class A common share awards		32	(32)
Issuance of non-vested Class A common share awards (number of shares)		32,000
Share based compensation	1,358,961		1,358,961
Net Loss	(35,536,894)				(35,536,894)
Other comprehensive income	144,246			144,246
Balance at Jun. 30, 2014	$ 238,187,781	$ 24,592	$ 534,726,320	$ (115,565)	$ (296,447,566)
Shares issued, ending balance at Jun. 30, 2014		24,592,142